RECENT LEGISLATION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Contingency [Line Items]
RECENT LEGISLATION	RECENT LEGISLATION
The SECURE Act 2.0 was signed into law on December 23, 2022. The SECURE Act 2.0 allows more part-time workers to participate, increases the age for required minimum distributions and reduces the penalty for missed minimum distributions, permits plan participants to elect to receive vested employer contributions on an after-tax basis, and allows penalty free withdrawal for terminal illness, effective January 1, 2023. Additionally, it will allow for higher catch-up contributions, allow for matching contributions on student loan payments, permit plan sponsors to add an emergency savings account to their retirement plans, increase the availability of penalty-free withdrawals, and add automatic enrollment error relief provisions, effective January 1, 2024. Many of the provisions in SECURE 2.0 went effective in 2023, but SECURE 2.0 will not be completely implemented until 2027.